Trade Accounts Receivable (Tables)	12 Months Ended
Jan. 31, 2022
Schedule of Accounts, Notes, Loans and Financing Receivable

	January 31,	January 31,
	2022	2021
Trade accounts receivable	43,565	39,536
Less: Provision for credit losses	(1,860)	(2,330)
	41,705	37,206

Accounts Receivable, Allowance for Credit Loss

Provision
for Credit
Losses
Balance at January 31, 2020	2,003
Current period provision for expected losses	1,681
Write-offs charged against the provision	(1,418)
Effect of movements in foreign exchange	64
Balance at January 31, 2021	2,330
Current period provision for expected losses	1,007
Write-offs charged against the provision	(1,456)
Effect of movements in foreign exchange	(21)
Balance at January 31, 2022	1,860